SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				12 Months Ended
	Sep. 18, 2025 USD ($) shares	Sep. 15, 2025 USD ($) shares	Aug. 21, 2025 shares	Dec. 31, 2025 class € / shares shares	Dec. 31, 2025 USD ($) Vote shares	Oct. 29, 2025 EUR (€)	Oct. 28, 2025 EUR (€)	Sep. 15, 2025 € / shares	Sep. 15, 2025 $ / shares	Dec. 31, 2024 USD ($) shares
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | class				3
Issued and paid-up share capital					$ 8.4	€ 6.4	€ 6.8			$ 9.2
Aggregate net proceeds | $		$ 1,126.2
Ordinary shares, shares outstanding (in shares)					253,016,971
Common Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares				€ 0.01
Number of votes per ordinary share | Vote					1
Shares authorized (in shares)					500,000,000					500,000,000
Treasury shares			40,000,000
Ordinary shares, shares outstanding (in shares)					219,465,088					200,054,926
Treasury shares (in shares)					69,023,973					126,287,344
Converted shares Issued				2,146,791
Common Class A | Underwriter
Effect of the changes made to the comparative periods
Shares authorized (in shares)	1,621,621
Exercise period	30 days
Common Class A | Follow on public offering
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares								€ 0.01
Shares issued	12,432,432	10,810,811
Proceeds from issuance of ordinary shares | $	$ 1,150.0	$ 1,000.0
Price Per Share | $ / shares									$ 92.5
Common Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares				€ 0.1
Number of votes per ordinary share | Vote					10
Shares authorized (in shares)					35,698,674					37,138,658
Ordinary shares, shares outstanding (in shares)					33,551,883					35,698,674
Shares converted				2,146,791
Shares converted ratio				1
Common Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares				€ 0.09
Number of votes per ordinary share | Vote					9
Percentage of nominal value of shares				1.00%
Shares authorized (in shares)					35,698,674					37,748,658
Ordinary shares, shares outstanding (in shares)					0					0